TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)

(in thousands of $)	2014	2013	2012
Current tax expense (credit):
U.K.	852	(373)	1,888
Indonesia	544	5,047	7,395
Brazil	1,136	779	1,055
Kuwait	1,945	—	—
Total current tax expense	4,477	5,453	10,338
Deferred tax income:
Indonesia	(9,524)	—	—
Amortization of deferred tax benefit on intra-group transfer (Note 2)	—	—	(912)
Total income tax (credit) expense	(5,047)	5,453	9,426

The income taxes for the years ended December 31, 2014, 2013 and 2012 differed from the amount computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

	Year ended December 31,
(In thousands of $)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of carved-out deferred tax benefit on intra-group transfer	—	—	(912)
Effect of change on uncertain tax positions relating to prior year	(5,042)	—	—
Effect of recognition of previously unrecognized deferred tax asset	(9,524)	—	—
Effect of taxable income in various countries	9,519	5,453	10,338
Total tax (credit) expense	(5,047)	5,453	9,426

Schedule of Earliest Open Tax Periods [Table Text Block]
The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
U.K.	2011
Brazil	2009
Indonesia	2013
Kuwait	2014

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

(in thousands of $)	2014	2013
Net operating loss carried forward	9,524	6,070
Gross deferred tax asset	9,524	6,070
Valuation allowance	—	(6,070)
Deferred tax assets, net	9,524	—

Net deferred taxes are classified as follows:

(in thousands of $)	2014	2013
Short-term deferred tax asset	3,085	—
Long-term deferred tax asset	6,439	—
Net deferred tax	9,524	—

(in thousands of $)	2014	2013
Net operating loss carried forward	9,524	6,070
Gross deferred tax asset	9,524	6,070
Valuation allowance	—	(6,070)
Deferred tax assets, net	9,524	—

Net deferred taxes are classified as follows:

(in thousands of $)	2014	2013
Short-term deferred tax asset	3,085	—
Long-term deferred tax asset	6,439	—
Net deferred tax	9,524	—

As of December 31, 2014, deferred tax assets related to net operating loss ("NOL") carryforwards was $38.1 million, which can be used to offset future taxable income. NOL carryforwards were generated from our Indonesian subsidiary, which includes $1.6 million that will not expire until 2017 and $7.9 million that will expire in 2018, if not utilized.

A reconciliation of deferred tax assets, net, is shown below:

(in thousands of $)	2014	2013	2012
Balance at January 1	—	—	—
Additions for tax positions of prior years	13,920	6,070	—
Release of deferred tax asset	(4,396)	—	—
Movement in valuation allowance	—	(6,070)	—
Balance at December 31	9,524	—	—

Summary of Operating Loss Carryforwards [Table Text Block]

Expiry of net operating losses carried forward relating to the NR Satu is as follows:

(in thousands of $)	Amount	Date of expiry
Net operating losses in 2012	6,335	2017
Net operating losses in 2013	31,761	2018

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income taxes for the years ended December 31, 2014, 2013 and 2012 differed from the amount computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

	Year ended December 31,
(In thousands of $)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of carved-out deferred tax benefit on intra-group transfer	—	—	(912)
Effect of change on uncertain tax positions relating to prior year	(5,042)	—	—
Effect of recognition of previously unrecognized deferred tax asset	(9,524)	—	—
Effect of taxable income in various countries	9,519	5,453	10,338
Total tax (credit) expense	(5,047)	5,453	9,426